SCHEDULE OF STOCK OPTIONS OUTSTANDING (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock options outstanding	2,095,362	1,507,137
Stock options exercisable	1,176,118	899,609
Exercise Price One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock options outstanding	61,577	61,577
Weighted average remaining contractual life	2 years 3 months 18 days	3 years 3 months 18 days
Stock options exercisable	61,577	61,577
Exercise Price One [Member] | Minimum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.00	$ 0.00
Exercise Price One [Member] | Maximum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.01	$ 0.01
Exercise Price Two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock options outstanding	860,808	211,000
Weighted average remaining contractual life	9 years 7 months 6 days	10 years
Stock options exercisable	95,925
Exercise Price Two [Member] | Minimum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 1.00	$ 1.00
Exercise Price Two [Member] | Maximum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 3.73	$ 3.73
Exercise Price Three [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock options outstanding	639,232	687,482
Weighted average remaining contractual life	6 years 3 months 18 days	8 years
Stock options exercisable	484,871	315,807
Exercise Price Three [Member] | Minimum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 4.2	$ 4.2
Exercise Price Three [Member] | Maximum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 7.26	$ 7.26
Exercise Price Four [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock options outstanding	380,872	380,872
Weighted average remaining contractual life	6 years 7 months 6 days	7 years 7 months 6 days
Stock options exercisable	380,872	356,019
Exercise Price Four [Member] | Minimum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 8.16	$ 8.16
Exercise Price Four [Member] | Maximum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 9.64	$ 9.64
Exercise Price Five [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock options outstanding	152,873	166,206
Weighted average remaining contractual life	3 years 8 months 12 days	4 years 9 months 18 days
Stock options exercisable	152,873	166,206
Exercise Price Five [Member] | Minimum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 15.3	$ 15.3
Exercise Price Five [Member] | Maximum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 15.75	$ 15.75